LEASE LIABILITIES - Disclosure for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance at the beginning of the year	$ 1,238	$ 1,422
Additions	31	8
Interest	84	93
Payments	(267)	(339)
Effects of movement in exchange rates	8	54
Balance at the end of the year	1,094	1,238
Less: Current portion	(173)	(164)
Non-Current Lease Liabilities	$ 921	$ 1,074